Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
TAXATION

20. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation in the British Virgin Islands.

United Arab Emirates

Our subsidiaries incorporated in United Arab Emirates are currently not subject to taxation in United Arab Emirates, as companies operating in the designated free zones of the UAE and not conducting business activities in the UAE mainland are exempt from corporate taxes or customs duty.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. If no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to standard profits tax rate. Because the preferential tax treatment is not elected by the Group, the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.

Mainland China

Generally, the Group’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

United States

The company’s subsidiary, which incorporated in USA in 2022, is subject to statutory U.S. Federal corporate income tax at a rate of 21% for the year ended December 31, 2024, 2023 and 2022. U.S. does not believe it is more likely than not that the losses are realizable. There is no related tax provision other than state minimum taxes.

The following table sets forth current and deferred portion of income tax expense of the Group:

For the years ended December 31,
	2024	2023	2022
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	—
Total income tax expense	$—	$—	$—

Loss before provision for income tax were attributable to the following geographic locations:

	For the years ended December 31,
	2024	2023	2022
Mainland China	$38,651	$84,911	$20,545
Dubai	33,370	77,134	18,222
United States	100,705	104,650	9,476
Total loss before income tax expenses	$172,726	$266,695	$48,243

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the years ended December 31,
	2024	2023	2022
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	—	(0.1)%	(0.7)%
Tax effect of undeclared expenses(i)	(5.2)%	(2.9)%	(4.7)%
Tax effect of impairment loss	—	—	(1.5)%
Tax effect of fair value changes	—	—	(0.1)%
Tax effect of share-based compensation	—	—	(1.7)%
Tax effect of income tax rate differences in jurisdictions other than the PRC	(2.7)%	(4.4)%	(6.1)%
Tax effect of net operating loss not applicable to carryforwards	7.5%	(6.1)%	(5.8)%
Change in valuation allowance	(24.6)%	(11.5)%	(4.4)%
Effective tax rate	—	—	—

(i)      The undeclared expenses mainly represent accrued financial expenses associated with PIPE escrow accounts. These are related expenses for which the Group will not include in the tax return, thereby giving rise to a permanent difference.

As of December 31, 2024 and 2023, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	$36,748	$21,283
State net operating loss carried forwards for US entity	586	638
Accrued expenses	468	268
Allowance for expected credit loss	37,649	21,352
Impairment on investments	3,980	—
Inventory write-down	4,249	4,027
Lawsuit provision	5,509	—
Property and equipment	788	795
Total deferred tax assets	89,977	48,363
Less: valuation allowance	(89,977)	(48,363)
Deferred tax assets, net of valuation allowance	$—	$—
Rollforward of valuation allowance

Balance as of December 31, 2023	$48,363	18,556
Allowance made during the year	42,532	30,319
Effect of exchange rate differences	(918)	(512)
Balance as of December 31, 2024	$89,977	48,363

As of December 31, 2024, the Group had net operating loss from US entity of US$8.9 million that will be carried forward indefinitely and state net operating loss from US entity of US$3.1 million recognized in 2022 and US$5.9 million recognized in 2023 that will expire beginning in year 2042 and 2043, if unused, respectively. As of December 31, 2023, the net operating loss carry forward from Mainland China will expire, if unused, as follows:

	Net operating loss carry forward due by schedule
	2025	2026	2027	2028	2029	Total
Net operating loss carry forward	2,249	2,544	26,708	34,369	73,612	139,482

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of US$90.0 million, US$48.4 million and US$18.6 million had been provided as of December 31, 2024, 2023 and 2022, respectively in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.